Advances for vessel acquisitions and Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Advances for vessel acquisitions and Vessels, net
Summary of vessels, net

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Additions for improvements	378	—	378
- Depreciation for the period	—	(2,024)	(2,024)
Balance, June 30, 2022	$46,460	$(2,378)	$44,082